OPERATING SEGMENT INFORMATION - Items that do not affect cash per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Items that do not affect cash per segment:
Depreciation and amortization	R$ 1,807,429	R$ 1,701,989	R$ 1,523,906
Reportable Segment
Items that do not affect cash per segment:
Depreciation and amortization	1,807,429		1,523,906
Constitution (Reversal) of onerous contract	179,003		(594,323)
Provision of recoverable assets (impairment)	121,581	(45,021)	724,766
Total	2,108,013	(45,021)	1,654,349
Administration
Items that do not affect cash per segment:
Depreciation and amortization	251,545	160,123	157,722
Provision of recoverable assets (impairment)		(42,634)	213,488
Total	251,545	117,489	371,210
Generation
Items that do not affect cash per segment:
Depreciation and amortization	1,555,884	1,541,867	1,366,184
Constitution (Reversal) of onerous contract	179,003	(1,353,849)	(612,425)
Provision of recoverable assets (impairment)	121,581	(6,458,393)	1,618,759
Total	R$ 1,856,468	R$ (6,270,375)	2,372,518
Transmission
Items that do not affect cash per segment:
Constitution (Reversal) of onerous contract			18,102
Provision of recoverable assets (impairment)			(1,107,481)
Total			R$ (1,089,379)